UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                 New York, NY              02/14/08
----------------               ----------------           ------------
[Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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
                                     TITLE OF              VALUE    SHARES/   SH/  PUT/   INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                       CLASS    CUSIP       (X$1000)  PRN AMT   PRN  CALL   DSCRETN   MANAGERS      SOLE   SHARED NONE
----------------------------------------------------------------------------- --------------------- --------------------------------
ALCOA INC.                           COM      013817101      20,011   547,500 SH          DEFINED       01      547,500
ALDABRA 2 ACQUISITION CORPORATION    COM      01408A103       4,967   510,000 SH          DEFINED       01      510,000
ALLIANCE DATA SYSTEMS CORP.          COM      018581108      31,976   426,400 SH          DEFINED       01      426,400
ARMSTRONG WORLD INDUSTRIES           COM      04247X102      16,044   400,000 SH          DEFINED       01      400,000
ARRIS GROUP INC.                     COM      04269Q100       2,283   228,711 SH          DEFINED       01      228,711
ASE TEST LIMITED                     COM      Y02516105      11,610   818,203 SH          DEFINED       01      818,203
ATLAS AMERICA INC.                   COM      049167109      18,227   308,000 SH          DEFINED       01      308,000
ATMEL CORPORATION                    COM      049513104       1,320   305,609 SH          DEFINED       01      305,609
BEA SYSTEMS                          COM      073325102      15,733   997,000 SH          DEFINED       01      997,000
BELO CORP                            COM      080555105       2,093   120,000 SH          DEFINED       01      120,000
CLEAR CHANNEL COMMUNICATIONS         COM      184502102      17,881   518,000 SH          DEFINED       01      518,000
CONSTELLATION ENERGY GROUP, INC.     COM      210371100      16,917   165,000 SH          DEFINED       01      165,000
CVS CAREMARK CORPORATION             COM      126650100      27,527   692,500 SH          DEFINED       01      692,500
DOMTAR CORPORATION                   COM      257559104      30,376 3,950,000 SH          DEFINED       01    3,950,000
EQUITABLE RESOURCES, INC             COM      294549100      21,312   400,000 SH          DEFINED       01      400,000
EXTERRAN HOLDINGS INC                COM      30225X103      26,503   324,000 SH          DEFINED       01      324,000
GENESCO INC.                         COM      371532102      14,175   375,000 SH          DEFINED       01      375,000
GENESCO INC.                         COM      371532102       1,890    50,000 CALL        DEFINED       01       50,000
HILLTOP HOLDINGS INC                 COM      432748101      15,561 1,425,000 SH          DEFINED       01    1,425,000
HORIZON LINES INC.                   COM      44044K101      21,835 1,171,400 SH          DEFINED       01    1,171,400
HUNTSMAN CORP                        COM      447011107      17,219   670,000 SH          DEFINED       01      670,000
ISHARES TR RUSSELL 2000              COM      464287655      37,193   489,900 CALL        DEFINED       01      489,900
ISHARES TR RUSSELL 2000              COM      464287655     112,764 1,485,300 PUT         DEFINED       01    1,485,300
JOY GLOBAL, INC.                     COM      481165108      17,245   262,000 SH          DEFINED       01      262,000
MIRANT CORP                          COM      60467R100       2,280    58,500 SH          DEFINED       01       58,500
NRDC ACQUISITION CORP                UNIT     62941R201       7,000   700,000 SH          DEFINED       01      700,000
NRG ENERGY INC.                      COM      629377508      37,576   867,000 SH          DEFINED       01      867,000
PATRIOT COAL CORPORATION             COM      70336T104      17,807   426,609 SH          DEFINED       01      426,609
RELIANT ENERGY INC                   COM      75952B105       2,808   107,000 SH          DEFINED       01      107,000
SELECT SECTOR SPDR TR SBI INT-FINL   COM      81369Y605      14,465   500,000 PUT         DEFINED       01      500,000
SERVICE CORP INTL                    COM      817565104      15,596 1,110,000 SH          DEFINED       01    1,110,000
SOUTHERN UNION                       COM      844030106      26,630   907,000 SH          DEFINED       01      907,000
WILLIAMS COMPANIES INC               COM      969457100      28,821   805,500 SH          DEFINED       01      805,500
URS CORP                             COM      903236107      41,834   770,000 SH          DEFINED       01      770,000
WALTER INDUSTRIES INC                COM      93317Q105       6,277   174,700 SH          DEFINED       01      174,700
WENDYS INTERNATIONAL INC.            COM      950590109      17,545   679,000 SH          DEFINED       01      679,000

                                  36                        721,301



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:         721,301
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC



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